                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                              File No. 2-37707
                                                             File No. 811-2071

                                                                          -----
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     X
                                                                          -----

                                                                          -----
     Pre-Effective Amendment No.
                                                                          -----

                                                                          -----
Post-Effective Amendment No.   57                                           X
                             ------                                       -----

                                       AND

                                                                          -----
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             X
                                                                          -----


     Amendment No.   57
                   ------


                        DELAWARE GROUP INCOME FUNDS, INC.
           (formerly, Delaware Group Delchester High-Yield Bond Fund)
-------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


              1818 Market Street, Philadelphia, Pennsylvania 19103
-------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:   (215) 255-2923
                                                      --------------

     George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
-------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                   June 30, 1997
                                                       -------------

It is proposed that this filing will become effective:

         immediately upon filing pursuant to paragraph (b)
-------

   X     on June 30, 1997 pursuant to paragraph (b)
-------

         60 days after filing pursuant to paragraph (a)(1)

-------
         on (date) pursuant to paragraph (a)(1)
-------
         75 days after filing pursuant to paragraph (a)(2)
-------
         on (date) pursuant to paragraph (a)(2) of Rule 485
-------

          Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f)
        of the Investment Company Act of 1940. Registrant's 24f-2 Notice
        for its most recent fiscal year was filed on September 20, 1996.

                             --- C O N T E N T S ---

     This Post-Effective Amendment No. 57 to Registration File No. 2-37707 includes the following:

          1.  Facing Page

          2.  Contents Page

          3.  Cross-Reference Sheet*

          4.  Part A - Prospectuses and Supplements**

          5.  Part B - Statement of Additional Information and Supplement***

          6.  Part C - Other Information*

          7.  Signatures



  * This Post-Effective Amendment relates to the Registrant's three series of shares and their classes: Delchester Fund - Delchester Fund A Class, Delchester Fund B Class, Delchester Fund C Class and Delchester Fund Institutional Class; Strategic Income Fund - Strategic Income Fund A Class, Strategic Income Fund B Class, Strategic Income Fund C Class and Strategic Income Fund Institutional Class; and High-Yield Opportunities Fund - High-Yield Opportunities Fund A Class, High-Yield Opportunities Fund B Class, High-Yield Opportunities Fund C Class and High-Yield Opportunities Fund Institutional Class. Shares of each Series are described in separate prospectuses, however, they share a common Statement of Additional Information and Part C.

 ** The Registrant's Delchester Fund A Class, B Class and C Class Prospectus and Delchester Fund Institutional Class Prospectus each dated September 30, 1996 are incorporated into this filing by reference to the electronic filing of those Prospectuses made pursuant to Rule 485(b) on September 27, 1996. The Supplement dated November 1, 1996 to the Delchester Fund A Class, B Class and C Class Prospectus is incorporated into this filing by reference to the electronic filing of that Supplement made pursuant to Rule 497(e) on November 1, 1996. The Supplements, each dated May 23, 1997, to the Delchester Fund A Class, B Class and C Class Prospectus and the Delchester Fund Institutional Class Prospectus are incorporated into this filing by reference to the electronic filing of those Supplements made pursuant to Rule 497(e) on May 23, 1997.

      The Registrant's Strategic Income Fund A Class, B Class and C Class Prospectus dated September 30, 1996 (as revised October 4, 1996) is incorporated into this filing by reference to the electronic filing of that Prospectus made pursuant to Rule 497(e) on October 8, 1996. The Registrant's Strategic Income Fund Institutional Class Prospectus dated September 30, 1996 is incorporated into this filing by reference to the electronic filing of that Prospectus made pursuant to Rule 485(b) on September 27, 1996. The Supplements, each dated March 3, 1997, to the

      Strategic Income Fund A Class, B Class and C Class Prospectus and Strategic Income Institutional Class Prospectus are incorporated into this filing by reference to the electronic filing of those Supplements made pursuant to Rule 485(b) on March 3, 1997. The Supplements, each dated May 23, 1997, to the Strategic Income Fund A Class, B Class and C Class Prospectus and Strategic Income Fund Institutional Class Prospectus are incorporated into this filing by reference to the electronic filing of those Supplements made pursuant to Rule 497(e) on May 23, 1997.

      The Registrant's High-Yield Opportunities Fund A Class, B Class and C Class Prospectus and High-Yield Opportunities Fund Institutional Class Prospectus, each dated December 27, 1996, are incorporated into this filing by reference to the electronic filing of those Prospectuses made pursuant to Rule 497(c) on January 2, 1997.

*** The Statement of Additional Information dated December 27, 1996 for Delchester Fund, Strategic Income Fund and High-Yield Opportunities Fund is incorporated into this filing by reference to the electronic filing of the Statement of Additional Information made pursuant to Rule 497(c) on January 2, 1997. The Supplement dated March 3, 1997 to the Statement of Additional Information is incorporated into this filing by reference to the electronic filing of that Supplement made pursuant to Rule 497(e) on March 3, 1997.

                             CROSS-REFERENCE SHEET*
                                    PART A**

                                                                                                   Location in
Item No.       Description                                                                         Prospectuses
--------       -----------                                                                         ------------
                                                                                                  Delchester Fund
                                                                                        A Class/            Institutional
                                                                                        B Class/                Class
                                                                                         C Class

     1         Cover Page......................................................        Cover Page            Cover Page

     2         Synopsis........................................................         Synopsis;             Synopsis;
                                                                                       Summary of            Summary of
                                                                                        Expenses              Expenses

     3         Condensed Financial Information.................................         Financial             Financial
                                                                                       Highlights            Highlights

     4         General Description of Registrant ..............................        Investment            Investment
                                                                                      Objective and         Objective and
                                                                                    Policies; Shares;     Policies; Shares;
                                                                                    Other Investment      Other Investment
                                                                                    Policies and Risk     Policies and Risk
                                                                                     Considerations        Considerations

     5         Management of the Fund .........................................        Management            Management
                                                                                       of the Fund           of the Fund

     6         Capital Stock and Other Securities .............................       The Delaware          Dividends and
                                                                                       Difference;         Distributions;
                                                                                      Dividends and         Taxes; Shares
                                                                                     Distributions;
                                                                                      Taxes; Shares

                             CROSS-REFERENCE SHEET*
                                    PART A**
                                   (Continued)

                                                                                                   Location in
Item No.       Description                                                                         Prospectuses
--------       -----------                                                                         ------------
                                                                                                 Delchester Fund
                                                                                        A Class/            Institutional
                                                                                        B Class/                Class
                                                                                         C Class
     7         Purchase of Securities Being Offered............................        Cover; How            Cover; How
                                                                                    to Buy Shares;        to Buy Shares;
                                                                                     Calculation of        Calculation of
                                                                                     Offering Price        Offering Price
                                                                                        and Net               and Net
                                                                                      Asset Value;          Asset Value;
                                                                                       Management            Management
                                                                                       of the Fund           of the Fund

     8         Redemption or Repurchase........................................        How to Buy            How to Buy
                                                                                        Shares;                Shares;
                                                                                       Redemption            Redemption
                                                                                      and Exchange          and Exchange

9     Legal Proceedings........................................................           None                  None

  * This filing relates to Registrant's Delchester Fund A Class, Delchester Fund B Class, Delchester Fund C Class and Delchester Fund Institutional Class of Delchester Fund; Strategic Income Fund A Class, Strategic Income Fund B Class, Strategic Income Fund C Class and Strategic Income Fund Institutional Class of Strategic Income Fund; and High-Yield Opportunities Fund A Class, High-Yield Opportunities Fund B Class, High-Yield Opportunities Fund C Class and High-Yield Opportunities Fund Institutional Class of High-Yield Opportunities Fund. Shares of each Series are described in separate prospectuses, however, they share a common Statement of Additional Information and Part C.

 ** The Registrant's Delchester Fund A Class, B Class and C Class Prospectus and Delchester Fund Institutional Class Prospectus, each dated September 30, 1996, are incorporated into this filing by reference to the electronic filing of those Prospectuses made pursuant to Rule 485(b) on September 27, 1996. The Supplement dated November 1, 1996 to the Delchester Fund A Class, B Class and C Class Prospectus is incorporated into this filing by reference to the electronic filing of that Supplement made pursuant to Rule 497(e) on November 1, 1996. The Supplements, each dated May 23, 1997, to the Delchester Fund A Class, B Class and C Class Prospectus and the Delchester Fund Institutional Class Prospectus are incorporated into this filing by reference to the electronic filing of those Supplements made pursuant to Rule 497(e) on May 23, 1997.

                             CROSS-REFERENCE SHEET*
                                    PART A **
                                   (Continued)

                                                                                                Location in
Item No.       Description                                                                      Prospectuses
--------       -----------                                                                      ------------
                                                                                             Strategic Income Fund
                                                                                        A Class/            Institutional
                                                                                        B Class/                Class
                                                                                         C Class
     1         Cover Page......................................................        Cover Page            Cover Page

     2         Synopsis........................................................         Synopsis;             Synopsis;
                                                                                       Summary of            Summary of
                                                                                        Expenses              Expenses

     3         Condensed Financial Information.................................        Financial             Financial
                                                                                       Highlights            Highlights

     4         General Description of Registrant ..............................      Investment            Investment
                                                                                      Objective and         Objective and
                                                                                   Policies; Shares;     Policies; Shares;
                                                                                    Other Investment      Other Investment
                                                                                    Policies and Risk     Policies and Risk
                                                                                     Considerations        Considerations

     5         Management of the Fund .........................................        Management            Management
                                                                                       of the Fund           of the Fund

     6         Capital Stock and Other Securities .............................       The Delaware          Dividends and
                                                                                       Difference;         Distributions;
                                                                                      Dividends and         Taxes; Shares
                                                                                     Distributions;
                                                                                      Taxes; Shares

                             CROSS-REFERENCE SHEET*
                                    PART A**
                                   (Continued)

                                                                                                Location in
Item No.       Description                                                                      Prospectuses
--------       -----------                                                                      ------------
                                                                                             Strategic Income Fund
                                                                                        A Class/            Institutional
                                                                                        B Class/                Class
                                                                                         C Class
     7         Purchase of Securities Being Offered............................      Cover; How to         Cover; How to
                                                                                       Buy Shares;          Buy  Shares;
                                                                                     Calculation of        Calculation of
                                                                                     Offering Price        Offering Price
                                                                                     and Net Asset          and Net Asset
                                                                                    Value Per Share;      Value Per Share;
                                                                                       Management            Management
                                                                                       of the Fund           of the Fund

     8         Redemption or Repurchase........................................        How to Buy            How to Buy
                                                                                         Shares;               Shares;
                                                                                     Redemption and        Redemption and
                                                                                        Exchange              Exchange

     9         Legal Proceedings...............................................           None                  None

  * This filing relates to Registrant's Delchester Fund A Class, Delchester Fund B Class, Delchester Fund C Class and Delchester Fund Institutional Class of Delchester Fund; Strategic Income Fund A Class, Strategic Income Fund B Class, Strategic Income Fund C Class and Strategic Income Fund Institutional Class of Strategic Income Fund; and High-Yield Opportunities Fund A Class, High-Yield Opportunities Fund B Class, High-Yield Opportunities Fund C Class and High-Yield Opportunities Fund Institutional Class of High-Yield Opportunities Fund. Shares of each Series are described in separate prospectuses, however, they share a common Statement of Additional Information and Part C.

 ** The Registrant's Strategic Income Fund A Class, B Class, and C Class Prospectus dated September 30, 1996 (as revised October 4, 1996) and Strategic Income Fund Institutional Class Prospectus dated September 30, 1996 are incorporated into this filing by reference to the electronic filing of those Prospectuses made pursuant to Rule 497(e) on October 8, 1996 and Rule 485(b) on September 27, 1996, respectively. The Supplements, each dated March 3, 1997, to the Strategic Income Fund A Class, B Class and C Class Prospectus and Strategic Income Institutional Class Prospectus are incorporated into this filing by reference to the electronic filing of those Supplements made pursuant to Rule 485(b) on March 3, 1997. The Supplements, each dated May 23, 1997, to the Strategic Income Fund A Class, B Class and C Class Prospectus and Strategic Income Fund Institutional Class Prospectus are incorporated into this filing by reference to the electronic filing of those Supplements made pursuant to Rule 497(e) on May 23, 1997.

                             CROSS-REFERENCE SHEET*
                                    PART A**
                                   (Continued)

                                                                                                 Location in
Item No.       Description                                                                       Prospectuses
--------       -----------                                                                       ------------
                                                                                        High-Yield Opportunities Fund
                                                                                        A Class/            Institutional
                                                                                        B Class/                Class
                                                                                         C Class
     1         Cover Page......................................................        Cover Page            Cover Page

     2         Synopsis........................................................         Synopsis;             Synopsis;
                                                                                       Summary of            Summary of
                                                                                        Expenses              Expenses

     3         Condensed Financial Information.................................         Financial             Financial
                                                                                       Highlights            Highlights

     4         General Description of Registrant ..............................        Investment            Investment
                                                                                      Objective and        Objective and
                                                                                        Policies;             Policies;
                                                                                      Shares; Other         Shares; Other
                                                                                       Investment            Investment
                                                                                        Policies              Policies
                                                                                        and Risk              and Risk
                                                                                     Considerations        Considerations

     5         Management of the Fund .........................................        Management            Management
                                                                                      of  the Fund           of the Fund

     6         Capital Stock and Other Securities..............................       The Delaware          Dividends and
                                                                                       Difference;         Distributions;
                                                                                     Dividends and          Taxes; Shares
                                                                                  Distributions; Taxes;
                                                                                         Shares

                             CROSS-REFERENCE SHEET*
                                    PART A**
                                   (Continued)


                                                                                                    Location in
Item No.       Description                                                                         Prospectuses
--------       -----------                                                                         ------------
                                                                                           High-Yield Opportunities Fund
                                                                                        A Class/           Institutional
                                                                                        B Class/                Class
                                                                                         C Class
     7         Purchase of Securities Being Offered............................      Cover; How to         Cover; How to
                                                                                       Buy Shares;           Buy Shares;
                                                                                     Calculation of        Calculation of
                                                                                   Offering Price and      Net Asset Value
                                                                                     Net Asset Value         Per Share;
                                                                                       Per Share;           Management of
                                                                                      Management of           the Fund
                                                                                        the Fund

     8         Redemption or Repurchase........................................        How to Buy            How to Buy
                                                                                         Shares;               Shares;
                                                                                     Redemption and        Redemption and
                                                                                        Exchange              Exchange

     9         Legal Proceedings...............................................           None                  None

  * This filing relates to Registrant's Delchester Fund A Class, Delchester Fund B Class, Delchester Fund C Class and Delchester Fund Institutional Class of Delchester Fund; Strategic Income Fund A Class, Strategic Income Fund B Class, Strategic Income Fund C Class and Strategic Income Fund Institutional Class of Strategic Income Fund; and High-Yield Opportunities Fund A Class, High-Yield Opportunities Fund B Class, High-Yield Opportunities Fund C Class and High-Yield Opportunities Fund Institutional Class of High-Yield Opportunities Fund. Shares of each Series are described in separate prospectuses, however, they share a common Statement of Additional Information and Part C.

 ** The Registrant's High-Yield Opportunities Fund A Class, B Class and C Class Prospectus and High-Yield Opportunities Fund Institutional Class Prospectus, each dated December 27, 1996, are incorporated into this filing by reference to the electronic filing of those Prospectuses made pursuant to Rule 497(c) on January 2, 1997.

                              CROSS REFERENCE SHEET

                                     PART B*

                                                                                               Location in Statement
Item No.       Description                                                                   of Additional Information
--------       -----------                                                                   -------------------------
    10         Cover Page......................................................                     Cover Page

    11         Table of Contents...............................................                  Table of Contents

    12         General Information and History.................................                 General Information

    13         Investment Objectives and Policies..............................                Investment Objectives
                                                                                                   and Policies

    14         Management of the Registrant....................................               Officers and Directors

    15         Control Persons and Principal Holders
               of Securities...................................................               Officers and Directors

    16         Investment Advisory and Other Services..........................               Plans Under Rule 12b-1
                                                                                               for the Fund Classes
                                                                                            (under Purchasing Shares);
                                                                                               Investment Management
                                                                                                  Agreements and
                                                                                              Sub-Advisory Agreement;
                                                                                              Officers and Directors;
                                                                                               General Information;
                                                                                               Financial Statements

    17         Brokerage Allocation............................................                  Trading Practices
                                                                                                   and Brokerage

    18         Capital Stock and Other Securities..............................                 Capitalization and
                                                                                               Noncumulative Voting
                                                                                            (under General Information)

    19         Purchase, Redemption and Pricing of
               Securities Being Offered........................................                 Purchasing Shares;
                                                                                            Determining Offering Price
                                                                                               and Net Asset Value;
                                                                                            Redemption and Repurchase;
                                                                                                Exchange Privilege

    20         Tax Status......................................................                        Taxes

    21         Underwriters ...................................................                  Purchasing Shares

    22         Calculation of Performance Data.................................               Performance Information

    23         Financial Statements............................................                Financial Statements

* The Statement of Additional Information dated December 27, 1996 for Delchester Fund, Strategic Income Fund and High-Yield Opportunities Fund is incorporated into this filing by reference to the electronic filing of the Statement of Additional Information made pursuant to Rule 497(c) on January 2, 1997. The Supplement dated March 3, 1997 to the Statement of Additional Information is incorporated into this filing by reference to the electronic filing of that Supplement made pursuant to Rule 497(e) on March 3, 1997.

                              CROSS REFERENCE SHEET
                                     PART C


                                                                                                Location
Item No.                                           Description                                  in Part C
--------                                           -----------                                  ----------
    24         Financial Statements and Exhibits....................................             Item 24

    25         Persons Controlled by or under Common
               Control with Registrant..............................................             Item 25

    26         Number of Holders of Securities......................................             Item 26

    27         Indemnification......................................................             Item 27

    28         Business and Other Connections of
               Investment Adviser...................................................             Item 28

    29         Principal Underwriters...............................................             Item 29

    30         Location of Accounts and Records.....................................             Item 30

    31         Management Services..................................................             Item 31

    32         Undertakings.........................................................             Item 32

The Registrant's Delchester Fund A Class, B Class and C Class Prospectus and Delchester Fund Institutional Class Prospectus, each dated September 30, 1996, are incorporated into this filing by reference to the electronic filing of those Prospectuses made pursuant to Rule 485(b) on September 27, 1996. The Supplement dated November 1, 1996 to the Delchester Fund A Class, B Class and C Class Prospectus is incorporated into this filing by reference to the electronic filing of the Supplement made pursuant to Rule 497(e) on November 1, 1996. The Supplements, each dated May 23, 1997, to the Delchester Fund A Class, B Class and C Class Prospectus and Delchester Fund Institutional Class Prospectus are incorporated into this filing by reference to the electronic filing of those Supplements made pursuant to Rule 497(e) on May 23, 1997.

The Registrant's Strategic Income Fund A Class, B Class and C Class Prospectus dated September 30, 1996 (as revised October 4, 1996) is incorporated into this filing by reference to the electronic filing of that Prospectus made pursuant to Rule 497(e) on October 8, 1996. The Registrant's Strategic Income Fund Institutional Class Prospectus dated September 30, 1996 is incorporated into this filing by reference to the electronic filing of that Prospectus made pursuant to Rule 485(b) on September 27, 1996. The Supplements, each dated March 3, 1997, to the Strategic Income Fund A Class, B Class and C Class Prospectus and Strategic Income Institutional Class Prospectus, respectively, are incorporated into this filing by reference to the electronic filing of those Prospectuses made pursuant to Rule 497(j) on March 3, 1997. The Supplements, each dated May 23, 1997, to the Strategic Income Fund A Class, B Class and C Class Prospectus and Strategic Income Fund Institutional Class Prospectus are incorporated into this filing by reference to the electronic filing of those Supplements made pursuant to Rule 497(e) on May 23, 1997.

The Registrant's High-Yield Opportunities Fund A Class, B Class and C Class Prospectus and High-Yield Opportunities Fund Institutional Class Prospectus each dated December 27, 1996 are incorporated into this filing by reference to the electronic filing of those Supplements made pursuant to Rule 497(e) on January 2, 1997.

The Statement of Additional Information dated December 27, 1996 for Delchester Fund, Strategic Income Fund and High-Yield Opportunities Fund is incorporated into this filing by reference to the electronic filing of the Statement of Additional Information made pursuant to Rule 497(c) on January 2, 1997. The Supplement dated March 3, 1997 to the Statement of Additional Information is incorporated into this filing by reference to the electronic filing of the Supplement made pursuant to Rule 497(e) on March 3, 1997.

                                  JUNE 30, 1997

                                 DELCHESTER FUND
                             A CLASS/B CLASS/C CLASS

                SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 1996

  The following supplements the Prospectus.

Financial Highlights

  The following unaudited financial highlights for Delchester Fund are derived from the unaudited financial statements of Delchester Fund (the "Fund") for the period August 1, 1996 through January 31, 1997. The data should be read in conjunction with the financial statements and related notes for the six months ended January 31, 1997, all of which are incorporated by reference into Delaware Group Income Funds, Inc.'s Statement of Additional Information.

                                                            Delchester    Delchester     Delchester
                                                           Fund A Class  Fund B Class   Fund C Class
                                                           ------------  ------------   ------------
                                                             Unaudited     Unaudited      Unaudited
                                                            Six Months    Six Months     Six Months
                                                               ended         ended          ended
                                                             1/31/97(1)   1/31/97(1)      1/31/97(1)
                                                           ------------  ------------   ------------
Net Asset Value, Beginning of Period......................   $6.1400         $6.1400        $6.1400

Income From Investment Operations
Net Investment Income.....................................    0.3060          0.2820         0.2820
Net Gains (Losses) on Securities
          (both realized and unrealized)..................    0.2310          0.2310         0.2310
                                                             -------         -------        -------
             Total From Investment Operations.............    0.5370          0.5130         0.5130
                                                             -------         -------        -------

Less Distributions
Dividends from Net Investment Income......................   (0.3070)        (0.2830)       (0.2830)
Distributions from Capital Gains..........................     none            none           none
                                                             -------         -------        -------
             Total Distributions..........................   (0.3070)        (0.2830)       (0.2830)
                                                             -------         -------        -------

Net Asset Value, End of Period............................   $6.3700         $6.3700        $6.3700
                                                             =======         =======        =======


------------------------


Total Return(2)...........................................      8.92%           8.52%          8.51%



Ratios/Supplemental Data

Net Assets, End of Period (000's omitted).................$1,008,011       $228,002        $11,668
Ratio of Expenses to Average Daily Net Assets.............      1.03%          1.79%          1.79%
Ratio of Net Investment Income to Average
          Daily Net Assets................................      9.68%          8.94%          8.94%
Portfolio Turnover Rate...................................       103%           103%           103%

----------
  (1)  Ratios have been annualized but total return has not been annualized.

  (2) Does not reflect maximum sales charge of 4.75%, nor the 1% Limited CDSC that would apply in the event of certain redemptions within 12 months of purchase for Class A Shares. Does not reflect contingent deferred sales charge which varies from 1%-4% depending upon the holding period for Class B Shares and 1% for Class C Shares for 12 months from the date of purchase.

                                  JUNE 30, 1997

                                 DELCHESTER FUND
                               INSTITUTIONAL CLASS

                SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 1996


  The following supplements the Prospectus.

Financial Highlights

  The following unaudited financial highlights for Delchester Fund are derived from the unaudited financial statements of Delchester Fund (the "Fund") for the period August 1, 1996 through January 31, 1997. The data should be read in conjunction with the financial statements and related notes for the six months ended January 31, 1997, all of which are incorporated by reference into Delaware Group Income Funds, Inc.'s Statement of Additional Information.

                                                          Delchester Fund
                                                        Institutional Class
                                                        -------------------
                                                             Unaudited
                                                            Six Months
                                                               ended
                                                             1/31/97(1)
                                                        -------------------

Net Asset Value, Beginning of Period......................     $6.1400

Income From Investment Operations

Net Investment Income.....................................      0.3140
Net Gains (Losses) on Securities
    (both realized and unrealized)........................      0.2310
                                                               -------
       Total From Investment Operations...................      0.5450
                                                               -------

Less Distributions

Dividends from Net Investment Income......................     (0.3150)
Distributions from Capital Gains..........................       none
       Total Distributions................................     (0.3150)
                                                               -------

Net Asset Value, End of Period............................     $6.3700
                                                               =======
---------------------


Total Return   ...........................................        9.06%

---------------------


Ratios/Supplemental Data


Net Assets, End of Period (000's omitted).................     $59,675
Ratio of Expenses to Average Daily Net Assets.............        0.79%
Ratio of Net Investment Income to Average
    Daily Net Assets......................................        9.94%
Portfolio Turnover Rate...................................         103%



----------
(1)    Ratios have been annualized but total return has not been annualized.

                                  JUNE 30, 1997

                          HIGH-YIELD OPPORTUNITIES FUND
                             A CLASS/B CLASS/C CLASS

                SUPPLEMENT TO PROSPECTUS DATED DECEMBER 27, 1996

         The following supplements the Prospectus.

Financial Highlights

         The following unaudited financial highlights for High-Yield Opportunities Fund are derived from the unaudited financial statements of High-Yield Opportunities Fund (the "Fund") for the period January 2, 1997 (date of initial public offering) through May 31, 1997. The data should be read in conjunction with the financial statements and related notes which are included with Delaware Group Income Funds, Inc.'s Statement of Additional Information.

                                                            High-Yield
                                                           Opportunities
                                                           Fund A Class
                                                           ------------
                                                             Unaudited
                                                             1/2/97(1)
                                                              through
                                                              5/31/97
                                                           ------------

Net Asset Value, Beginning of Period......................   $5.5000

Income From Investment Operations
---------------------------------
Net Investment Income.....................................    0.1937
Net Gains (Losses) on Securities
    (both realized and unrealized)........................    0.1878
                                                              ------
       Total From Investment Operations...................    0.3815
                                                              ------

Less Distributions
------------------
Dividends from Net Investment Income......................   (0.0815)
Distributions from Capital Gains .........................      none
                                                              ------
       Total Distributions................................   (0.0815)
                                                              ------
Net Asset Value, End of Period............................   $5.8000
                                                             =======

------------------


Total Return(2)(3)........................................      6.96%
------------------


------------------



Ratios/Supplemental Data
------------------------

Net Assets, End of Period (000's omitted).................    $5,777
Ratio of Expenses to Average Daily Net Assets.............      0.75%
Ratio of Expenses to Average Daily Net Assets
    Prior to Expense Limitation...........................      1.45%
Ratio of Net Investment Income to Average
    Daily Net Assets......................................      8.28%
Ratio of Net Investment Income to Average Daily Net Assets
    Prior to Expense Limitation...........................      7.58%
Portfolio Turnover Rate...................................       255%

----------
(1) Date of initial public offering; ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be representative of longer term results.
(2)  Does not reflect maximum sales charge of 4.75% for Class A Shares.
(3) Total return reflects the expense limitations and waivers of 12b-1 Plan fees referenced under Summary of Expenses in the Prospectus.

                                  JUNE 30, 1997

                          HIGH-YIELD OPPORTUNITIES FUND
                               INSTITUTIONAL CLASS

                SUPPLEMENT TO PROSPECTUS DATED DECEMBER 27, 1996


         The following supplements the Prospectus.

Financial Highlights

         The following unaudited financial highlights for High-Yield Opportunities Fund are derived from the unaudited financial statements of High-Yield Opportunities Fund (the "Fund") for the period January 2, 1997 (date of initial public offering) through May 31, 1997. The data should be read in conjunction with the financial statements and related notes which are included with Delaware Group Income Funds, Inc.'s Statement of Additional Information.

                                                            High-Yield
                                                           Opportunities
                                                               Fund
                                                        Institutional Class
                                                        -------------------
                                                             Unaudited
                                                             1/2/97(1)
                                                              through
                                                              5/31/97
                                                        -------------------

Net Asset Value, Beginning of Period......................     $5.5000

Income From Investment Operations
Net Investment Income.....................................      0.1937
Net Gains (Losses) on Securities
    (both realized and unrealized)........................      0.1878
                                                                ------
       Total From Investment Operations...................      0.3815
                                                                ------

Less Distributions
Dividends from Net Investment Income......................     (0.0815)
Distributions from Capital Gains..........................       none
                                                                ------
    Total Distributions...................................     (0.0815)
                                                               -------

Net Asset Value, End of Period............................     $5.8000
                                                               =======

-------------------------

Total Return(2)...........................................        6.96%

---------------



Ratios/Supplemental Data

Net Assets, End of Period (000's omitted).................      $3,206
Ratio of Expenses to Average Daily Net Assets.............        0.75%
Ratio of Expenses to Average Daily Net Assets
    Prior to Expense Limitation...........................        1.15%
Ratio of Net Investment Income to Average
    Daily Net Assets......................................        8.28%
Ratio of Net Investment Income to Average Daily Net Assets
    Prior to Expense Limitation...........................        7.88%
Portfolio Turnover Rate...................................         255%


----------
(1) Date of initial public offering; ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be representative of longer term results.
(2) Total return reflects the expense limitations referenced under Summary of Expenses in the Prospectus.

                                  JUNE 30, 1997
                        DELAWARE GROUP INCOME FUNDS, INC.
             SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED
                                DECEMBER 27, 1996


         The following supplements the information in the section of the Statement of Additional Information entitled Performance Information.

         The 30-day yield of Delchester Fund A Class, B Class, C Class and Institutional Class as of January 31, 1997 was 8.70%, 8.35%, 8.35% and 9.41%, respectively.

         The performance of Delchester Fund Class A Shares and Institutional Class Shares, as shown below, is the average annual total return quotation through January 31, 1997.

                                    Average Annual Total Return
                           Delchester        Delchester        Delchester
                           Fund              Fund              Fund
                           A Class           A Class           Institutional
                           (at Offer)        (at NAV)          Class (1)

             1 year
             ended
             1/31/97         6.84%            12.12%            12.40%

             3 years
             ended
             1/31/97         4.84%             6.56%             6.81%

             5 years
             ended
             1/31/97         9.27%            10.34%            10.59%

             10 years
             ended
             1/31/97         8.92%             9.45%             9.69%

             15 years
             ended
             1/31/97        12.68%            13.04%            13.21%

             Period
             8/20/70(2)
             through
             1/31/97         9.55%             9.76%             9.85%


(1) Date of initial public offering of Delchester Fund Institutional Class was June 1, 1992. Pursuant to applicable regulation, total return shown for Delchester Fund Institutional Class for the periods prior to the commencement of operations of such Class is calculated by taking the performance of Delchester Fund A Class and adjusting it to reflect the elimination of all sales charges. However, for those periods, no adjustment has been made to eliminate the impact of 12b-1 payments, and performance may have been affected had such an adjustment been made.

(2)  Date of initial public offering of Delchester Fund A Class.

         The performance of Delchester Fund B Class, as shown below, is the average annual total return quotation through January 31, 1997.

                                       Average Annual Total Return
                            Delchester Fund            Delchester Fund
                            B Class                    B Class
                            (Including Deferred        (Excluding Deferred
                            Sales Charge)              Sales Charge)

              1 year
              ended
              1/31/97           7.29%                      11.29%

              Period
              5/2/94(1)
              through
              1/31/97           7.00%                       7.91%


(1)  Date of initial public offering of Delchester Fund B Class.

         The performance of Delchester Fund C Class, as shown below, is the average annual total return quotation through January 31, 1997.


                                     Average Annual Total Return
                             Delchester Fund             Delchester Fund
                             C Class                     C Class
                             (Including Deferred         (Excluding Deferred
                             Sales Charge)               Sales Charge)

             1 year
             ended
             1/31/97           10.29%                      11.29%

             Period
             11/29/95(1)
             through
             1/31/97           11.93%                      11.93%


(1)  Date of initial public offering of Delchester Fund C Class.

         The performance of Delchester Fund A Class and Institutional Class, as shown below, is the cumulative total return quotation through January 31, 1997.


                                       Cumulative Total Return
                           Delchester         Delchester
                           Fund               Fund                  Consumer
                           A Class            Institutional         Price
                           (at Offer)         Class(2)              Index(3)
         3 months
         ended
         1/31/97            (0.53%)               4.47%                0.51%

         6 months
         ended
         1/31/97             3.69%               9.06%                1.34%

         9 months
         ended
         1/31/97             5.89%              11.42%                1.79%

         1 year
         ended
         1/31/97             6.84%              12.40%                3.04%

         3 years
         ended
         1/31/97            15.22%              21.87%                8.82%

         5 years
         ended
         1/31/97            55.78%              65.42%               15.21%

         10 years
         ended
         1/31/97           135.05%             152.11%               45.13%

         15 years
         ended
         1/31/97           499.41%             542.81%               68.71%

         Period
         8/20/70(1)
         through
         1/31/97         1,017.11%           1,099.20%              307.71%

(1)  Date of initial public offering of Delchester Fund A Class.

(2) Date of initial public offering of Delchester Fund Institutional Class was June 1, 1992. Pursuant to applicable regulation, total return shown for Delchester Fund Institutional Class for the periods prior to the commencement of operations of such Class is calculated by taking the performance of Delchester Fund A Class and adjusting it to reflect the elimination of all sales charges. However, for those periods, no adjustment has been made to eliminate the impact of 12b-1 payments, and performance may have been affected had such an adjustment been made.

(3)  Source--U.S. Department of Labor.

         The performance of Delchester Fund B Class, as shown below, is the cumulative total return quotation through January 31, 1997.


                                        Cumulative Total Return
                           Delchester          Delchester
                           Fund B Class        Fund B Class
                           (Including          (Excluding           Consumer
                           Deferred            Deferred             Price
                           Sales Charge)       Sales Charge)        Index(2)

         3 months
         ended
         1/31/97              0.21%               4.21%              0.51%

         6 months
         ended
         1/31/97              4.52%               8.52%              1.34%

         9 months
         ended
         1/31/97              6.59%              10.59%              1.79%

         1 year
         ended
         1/31/97              7.29%              11.29%              3.04%

         5/2/94(1)
         through
         1/31/97             20.47%              23.31%              7.94%


(1)  Date of initial public offering of Delchester Fund B Class.
(2)  Source--U.S. Department of Labor.

         The performance of Delchester Fund C Class, as shown below, is the cumulative total return quotation though January 31, 1997.

                             Cumulative Total Return

                           Delchester             Delchester
                           Fund C Class           Fund C Class
                           (Including             (Excluding         Consumer
                           Deferred               Deferred           Price
                           Sales Charge)          Sales Charge)      Index(2)

         3 months
         ended
         1/31/97             3.21%                   4.21%             0.51%

         6 months
         ended
         1/31/97             7.51%                   8.51%             1.34%

         9 months
         ended
         1/31/97             9.59%                  10.59%             1.79%

         1 year
         ended
         1/31/97            10.29%                  11.29%             3.04%

         Period
         11/29/95(1)
         through
         1/31/97            14.16%                  14.16%             3.58%


(1)  Date of initial public offering of Delchester Fund C Class.

(2)  Source--U.S. Department of Labor.

         The performance of High-Yield Opportunities Fund A Class and Institutional Class, as shown below, is the cumulative total return quotation though May 31, 1997.


                                      Cumulative Total Return(1)
                        High-Yield        High-Yield         High-Yield
                        Opportunities     Opportunities      Opportunities
                        Fund A Class(2)   Fund A Class(2)    Fund
                        (at Offer)        (at NAV)           Institutional Class


         3 months         (2.76%)              2.13%             2.13%
         ended
         5/31/97

         Period            1.96%              6.96%             6.96%
         1/2/97(3)
         through
         5/31/97


(1) The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by High-Yield Opportunities Fund (the "Fund") and to pay certain expenses of the Fund to the extent necessary to ensure that the Total Operating Expenses of each Class of the Fund does not exceed 0.75% (in each case, exclusive of taxes, interest, brokerage commissions, extraordinary expenses and applicable 12b-1 expenses) through June 30, 1997. In the absence of such waiver, performance would have been affected negatively.

(2) Delaware Distributors, L.P. has elected voluntarily to waive its right to receive 12b-1 Plan fees (including service fees) from the commencement of the public offering of Class A Shares of the Fund through June 30, 1997. In the absence of such waiver, performance would have been affected negatively.

(3) Date of initial public offering of High-Yield Opportunities Fund A Class and Institutional Class; total return for this short of a time period may not be representative of longer term results.

        The following provides updated information in the section of the Statement of Additional Information entitled Officers and Directors.

        As of May 31, 1997, the officers and directors of Delaware Group Income Funds, Inc. ("Income Funds, Inc.") owned less than 1% of the outstanding shares of Class A Shares, Class B Shares, Class C Shares and Institutional Class Shares of Delchester Fund. As of the same date, Income Funds, Inc.'s officers and directors owned less than 1% of Class A Shares, Class B Shares, Class C Shares and Institutional Class Shares of Strategic Income Fund, less than 1% of Institutional Class Shares of High-Yield Opportunities Fund and approximately 99.70% of the outstanding shares of Class A Shares of High-Yield Opportunities Fund.

        Management believes the following accounts held 5% or more of the outstanding shares of a Class as of May 31, 1997:

Class                      Name and Address of Account                       Share Amount          Percentage
-----                      ---------------------------                       ------------          ----------
Delchester Fund            Merrill Lynch Pierce Fenner & Smith                 3,537,107              8.95%
B Class                    For the Benefit of its Customers
                           Attn: Fund Administration
                           4800 Deer Lake Drive East, 3rd floor
                           Jacksonville, FL  32246

Delchester Fund            Merrill Lynch Pierce Fenner & Smith                   316,043             12.93%
C Class                    For the Benefit of its Customers
                           Attn: Fund Administration
                           4800 Deer Lake Drive East, 3rd floor
                           Jacksonville, FL  32246

Delchester Fund            Bear Stearns                                        2,085,348             29.74%
Institutional Class        For the Exclusive Benefit of
                           Raymond G. Perelman
                           Charitable Remainder Unitrust
                           One Metrotech Center North
                           Brooklyn, NY  11201

                           Nationwide Life Insurance Company                   2,052,780             29.27%
                           Nationwide QPVA
                           c/o IPO Portfolio Accounting
                           P.O. Box 182029
                           Columbus, OH  43218

                           RS DMC Employee Profit                                964,119             13.75%
                           Sharing Plan
                           Delaware Management Co.
                           Employee Profit Sharing Trust
                           c/o Rick Seidel
                           1818 Market Street
                           Philadelphia, PA 19103


Class                      Name and Address of Account                       Share Amount          Percentage
-----                      ---------------------------                       ------------          ----------
                           Ogden Financial Services Inc.                         632,864              9.02%
                           Attn: George Warren
                           3411 Silverside Road
                           103 Springer Building
                           Wilmington, DE  19810-4811

Strategic Income           Merrill Lynch Inc.                                     76,109              7.63%
Fund B Class               Mutual Fund Operations
                           P.O. Box 41621
                           Jacksonville, FL  32203

Strategic Income           Merrill Lynch Inc.                                    131,123             46.29%
Fund C Class               Mutual Fund Operations
                           P.O. Box 41621
                           Jacksonville, FL  32203

                           First Trust Corporation                                23,469              8.29%
                           TRST Joseph Yanes
                           P.O. Box 173301
                           Denver, CO  80217

                           Marie C. Berner TTE                                    18,120              6.40%
                           Berner Charitable Remainder Unitrust
                           4009 N. LaBarre Road
                           Metairie, LA 70002

Strategic Income           Chicago Trust Company                                 572,019             96.70%
Fund Institutional         FBO Lincoln National Corp.
Class                      Employee Retirement Trust
                           1000 N. Water Street TR 14
                           Milwaukee, WI  53202

High-Yield                 Wayne A. Stork                                        904,036             91.37%
Opportunities Fund         5727 Twin Silo Road
A Class                    Doylestown, PA  18901

                           DMTC Custodian for                                     73,983              7.48%
                           Richard G. Unruh, Jr.
                           164 Rose Lane
                           Haverford, PA  19041

High-Yield                 Chicago Trust Company                                 549,325             99.99%
Opportunities              FBO Lincoln National Corp.
Fund Institutional         Employee Retirement Plan
Class                      c/o Marshall & Ilsley Trust Co.
                           P.O. Box 2977
                           Milwaukee, WI  53201

         The following replaces the section of the Statement of Additional Information entitled Financial Statements.

FINANCIAL STATEMENTS

         Ernst & Young LLP serves as the independent auditors for Delaware Group Income Funds, Inc. and, in its capacity as such, audits the annual financial statements contained in Income Funds, Inc.'s Annual Reports. Delchester Fund's Statement of Net Assets, Statement of Operations, Statement of Changes in Net Assets and Notes to Financial Statements for the fiscal year ended July 31, 1996, as well as the report of Ernst & Young LLP, independent auditors, are included in Delchester Fund's Annual Report to shareholders. The financial statements, the notes relating thereto and the reports of Ernst & Young LLP listed above are incorporated by reference from the Annual Report into this Part
B. Unaudited financial statements and the notes relating thereto for each Fund for the period ended January 31, 1997 are also incorporated into the Statement of Additional Information by reference from Income Funds, Inc.'s Semi-Annual Reports. Unaudited financial information for the period January 2, 1997 (date of initial public offering) through May 31, 1997 for High-Yield Opportunities Fund follows.

    Delaware Group Income Funds, Inc.
    High Yield Opportunities Fund
    Statement of Net Assets
    For the Period Ended May 31, 1997
    (Unaudited)

                                                                                                Principal         Market
                                                                                                 Amount           Value
    CORPORATE BONDS -                                   88.76%
    Automobile & Auto Equipment -                       10.44%
*   CSK Auto Inc. nts                                                11.00%           11/01/06   100,000       $  104,000
*   Key Plastics sr sub nts                                          10.25%           03/15/07   250,000          260,938
*   LDM Technologies                                                 10.75%           01/15/07   150,000          158,250
*   Motors & Gears nts                                               10.75%           11/15/06   400,000          414,500
                                                                                                              ------------
                                                                                                                  937,688
                                                                                                              ------------

    Banking, Finance & Insurance -                       5.05%
*   Cityscape Financial sr nts                                       12.75%           06/01/04   300,000          304,500
*   Imperial Credit Industries sr nts                                 9.88%           01/15/07   150,000          148,875
                                                                                                              ------------
                                                                                                                  453,375
                                                                                                              ------------

    Building & Materials -                               7.83%
*   Atrium                                                           10.50%           11/15/06   350,000          359,625
*   Collins & Aikman sr sub nts                                      10.00%           01/15/07   350,000          343,875
                                                                                                              ------------
                                                                                                                  703,500
                                                                                                              ------------

    Cable, Media, & Publishing -                         4.03%
    Lamar Advertising                                                 9.63%           12/01/06   100,000          102,250
*   Von Hoffman Press sr sub nts                                     10.38%           05/15/07   250,000          260,000
                                                                                                              ------------
                                                                                                                  362,250
                                                                                                              ------------

    Consumer Products -                                  7.77%
*   Consumers International                                          10.25%           04/01/05   275,000          291,500
*   Pen-Tab Industries                                               10.88%           02/01/07   400,000          406,500
                                                                                                              ------------
                                                                                                                  698,000
                                                                                                              ------------

    Electronics \ Electrical Equipment  -                5.18%
    Electronics Retailing Systems                                     0.00%/13.25%    02/01/04   300,000          204,750
*   HCC Industries sr sub nts                                        10.75%           05/15/07   250,000          260,625
                                                                                                              ------------
                                                                                                                  465,375
                                                                                                              ------------

    Energy \ Environmental Services                      5.21%
    Clark USA nts                                                    10.88%           12/01/05   100,000          105,250
    Costilla Energy sr nts                                           10.25%           10/01/06   100,000          103,500
    Pride Petroleum Services sr nts                                   9.38%           05/01/07   250,000          259,375
                                                                                                              ------------
                                                                                                                  468,125
                                                                                                              ------------

    Food, Beverage & Tobacco -                           5.13%
*   AFC Enterprises sr sub nts                                       10.25%           05/05/07    75,000           75,375
*   CFP Holdings                                                     11.63%           01/05/04   300,000          306,750
    Core-Mark                                                        11.38%           09/05/03    75,000           78,375
                                                                                                              ------------
                                                                                                                  460,500
                                                                                                              ------------

    Healthcare & Pharmaceuticals  -                      5.08%
*   Integrated Health Services sr sub nts                             9.50%           09/15/07   150,000          154,500
*   Packard Bioscience sr sub nts                                     9.38%           03/01/07   300,000          301,500
                                                                                                              ------------
                                                                                                                  456,000
                                                                                                              ------------


    Industrial Machinery -                              11.36%
*   American Builders & Contractors sr sub nts                       10.63%           05/05/07   250,000          257,500
    Delran Manufacturing sr nts                                      10.00%           01/15/07   250,000          251,875
*   Hawk                                                             10.25%           12/01/03   400,000          411,000
    Jordan Industries sr sec nts                                     10.38%           08/01/03   100,000          100,500
                                                                                                              ------------
                                                                                                                1,020,875
                                                                                                              ------------

    Leisure, Lodging & Entertainment -                   4.36%
    Trump-Atlantic City mtg nts                                      11.25%           05/01/06   400,000          392,000
                                                                                                              ------------
                                                                                                                  392,000
                                                                                                              ------------

    Metals & Mining -                                    1.18%
    Weirton Steel sr nts                                             11.38%           07/01/04   100,000          106,000
                                                                                                              ------------
                                                                                                                  106,000
                                                                                                              ------------

    Retail -                                             1.17%
    Fleming sr nts                                                   10.63%           12/15/01   100,000          104,625
                                                                                                              ------------
                                                                                                                  104,625
                                                                                                              ------------

    Textiles & Furniture -                               3.35%
*   GFSI sr sub nts                                                   9.63%           03/01/07   300,000          300,750
                                                                                                              ------------
                                                                                                                  300,750
                                                                                                              ------------

    Transportation & Shipping -                          9.89%
*   Ameriking sr nts                                                 10.75%           12/01/06   100,000          105,125
*   Blue Bird Body                                                   10.75%           11/15/06   350,000          372,750
    Ryder Transportation nts                                         10.00%           12/01/06   400,000          411,000
                                                                                                              ------------
                                                                                                                  888,875
                                                                                                              ------------

    Miscellaneous -                                      1.72%
*   Loomis Fargo & Co                                                10.00%           01/15/04   150,000          154,875
                                                                                                              ------------
                                                                                                                  154,875
                                                                                                              ------------
    Total Corporate Bonds (cost $7,880,983)                                                                     7,972,813
                                                                                                              ------------


    PREFERRED STOCKS -                                   9.48%
    Cable, Media & Publishing -                          9.48%
*   American Radio Systems  11.75% 01/15/09                                                        5,118          543,840
*   Chancellor Radio 12% 01/15/02                                                                  1,500          161,625
*   Pegasus Communications 12.75% 01/01/02                                                         1,500          146,250
                                                                                                              ------------
                                                                                                                  851,715
                                                                                                              ------------
    Total Preferred Stocks (cost $800,420)                                                                        851,715
                                                                                                              ------------

    TOTAL MARKET VALUE OF SECURITIES OWNED-             98.24%
       (cost $8,681,403)                                                                                       $8,824,528
                                                                                                              ------------
     RECEIVABLES AND OTHER ASSETS NET OF
       LIABILITIES-                                      1.77%                                                    158,824
                                                                                                              ------------
    NET ASSETS APPLICABLE TO 996,557 HIGH YIELD
        OPPORTUNITIES FUND A CLASS SHARES AND         100.00%
        553,250 HIGH YIELD OPPORTUNITIES FUND
        INSTITUTIONAL CLASS SHARES ($1 PAR VALUE)
        OUTSTANDING:
        EQUIVALENT TO $5.80 PER SHARE -                                                                        $8,983,352
                                                                                                              =============



    COMPONENTS OF NET ASSETS AT MAY 31, 1997 Common stock, $1 par value,
    200,000,000 shares
       authorized to the Fund  with  100,000,000 shares                                                        $8,596,794
       allocated to High Yield Opportunities Fund A Class,
       25,000,000 shares allocated to High Yield Opportunities
       Fund B Class, 25,000,000 shares allocated to High Yield
      Opportunities C Class and 50,000,000 shares allocated to
      High Yield Opportunities Fund Institutional Class
    Accumulated undistributed income:
       Net investment income                                                                                      139,777
       Net realized gain on investments                                                                           103,656
       Net unrealized appreciation of investments                                                                 143,125
                                                                                                               -----------
    Total Net Assets                                                                                           $8,983,352
                                                                                                               ===========

    ----------------------------------------------------------------------
    * These securities are exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified Institutional buyers (see note 5). At May 31, 1997, these securities amounted to $6,605,028 or 73.53% of net assets.


    Summary of Abbreviations:
    mtg - mortage
    nts - notes
    sec - secured
    sr - senior
    sub - subordinated
    unsec - unsecured

    See accompanying notes

DELAWARE GROUP INCOME FUNDS, INC.

HIGH YIELD OPPORTUNITIES FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED
MAY 31, 1997
(Unaudited)

INVESTMENT INCOME:
Interest                                                        $ 288,475

EXPENSES:
Management fees                                  20,973
Distribution expenses                             5,699
Federal and state registration fees               4,929
Professional fees                                 4,492
Reports to shareholders                           2,163
Accounting fees and salaries                      1,222
Custodian fees                                      968
Directors' fees                                     679
Dividend disbursing and transfer agent
   fees and expenses                                449
Taxes (other than taxes on income)                  320
Other                                               471
                                                -------
                                                 42,365
Less expenses absorbed by
   Delaware Management Company, Inc.             18,539            23,826
                                                -------          --------

NET INVESTMENT INCOME                                             264,649
                                                                 --------

NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS:
Net realized gain on:
   investment transactions                                        103,656
Net unrealized appreciation of
   investments during the period                                  143,125
                                                                 --------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS                                                 246,781
                                                                 --------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                                     $511,430
                                                                 ========



                                                       See accompanying notes

DELAWARE GROUP INCOME FUNDS, INC.
HIGH YIELD OPPORTUNITIES FUND
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED
MAY 31, 1997
(Unaudited)


OPERATIONS:
Net investment income                                           $  264,649
Net realized gain
   on investments                                                  103,656
Net unrealized appreciation
   of investments during the period                                143,125
                                                                ----------
Net increase in net
   assets resulting from
   operations                                                      511,430
                                                                ----------

DISTRIBUTIONS TO SHAREHOLDERS
   FROM NET INVESTMENT INCOME:
   High Yield Opportunities A Class                               (80,294)
   High Yield Opportunities B Class                                      -
   High Yield Opportunities C Class                                      -
   High Yield Opportunities Institutional Class                   (44,578)
                                                                ----------
                                                                 (124,872)
                                                                ----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   High Yield Opportunities A Class                              5,471,885
   High Yield Opportunities B Class                                      -
   High Yield Opportunities C Class                                      -
   High Yield Opportunities Institutional Class                  3,000,006
Net asset value of shares issued upon
   reinvestment of dividends from net
   investment income
   High Yield Opportunities A Class                                 80,314
   High Yield Opportunities B Class                                      -
   High Yield Opportunities C Class                                      -
   High Yield Opportunities Institutional Class                     44,589
                                                                ----------
                                                                 8,596,794
                                                                ----------
Cost of shares repurchased:
   High Yield Opportunities A Class                                      -
   High Yield Opportunities B Class                                      -
   High Yield Opportunities C Class                                      -
   High Yield Opportunities Institutional Class                          -
                                                                ----------
                                                                         -
                                                                ----------
Increase in net assets derived from capital
   share transactions                                            8,596,794
                                                                ----------

NET INCREASE IN NET ASSETS                                       8,983,352
                                                                ----------

NET ASSETS:
Beginning of period                                                      -
End of period (including undistributed
   net investment income of $139,777)                          $ 8,983,352
                                                               ===========

   See accompanying notes.

DELAWARE GROUP INCOME FUNDS, INC.
HIGH YIELD OPPORTUNITIES FUND
Notes to Financial Statements
For the Period Ended
May 31, 1997
(Unaudited)


Delaware Group Income Funds, Inc. - High Yield Opportunities Fund, Inc. (the "Fund") registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland corporation and offers four classes of shares.

The objective of the Fund is to seek to provide investors with high current income and total return.
1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Fund:

Security Valuation-Securities listed on an exchange are valued at the last quoted sales price as of 4:00 pm EST on the valuation date.
Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Long-term debt securities are valued by an independent pricing service and are believed to reflect the fair value of such securities. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. Money market instruments having less than 60 days to maturity are valued at amortized cost which approximates market value.

Federal Income Taxes-The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made.

Repurchase Agreements-The Series may invest in a pooled cash account along with other members of the Delaware Group of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Class Accounting - Expenses directly attributable to a class are charged to that class. Other common expenses are prorated between all classes of the Fund.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other-Expenses common to all Funds within the Delaware Group of Funds are allocated amongst the Funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Original issue discounts are accreted to interest income over the lives of the respective securities. As of April 1, 1997, the fund declares dividends daily from net investment income and pays such dividends monthly.

2. Investment Management Fees and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Fund pays Delaware Management Company, Inc. (DMC), the investment manager of the Fund, an annual fee which is calculated daily at the rate of 0.65% of average daily net assets of the Fund. At May 31, 1997, the Fund had a liability for Investment Management fees and other expenses payable to DMC of $27,963.

DMC has elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund to the extent necessary to ensure that the annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses do not exceed 0.75% for each class through June 30, 1997. Total expenses absorbed by DMC were $18,539.

Pursuant to the Distribution Agreement, the Fund pays Delaware Distributors L.P.
(DDLP), the Distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the B Class and C Class. No distribution expenses are paid by the Institutional Class. At May 31, 1997, the Fund had a liability for other expenses payable to DDLP of $250.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC to serve as dividend disbursing and transfer agent for the Fund. For the period ended May 31, 1997, the amount expensed for these services was $449. The Fund also engaged DSC to provide accounting services for the Fund. For the period ended May 31, 1997 the Fund has expensed $979 for these services. At May 31, 1997, the Fund had a liability for these and other expenses payable to DSC of $2,584.

Certain officers of DMC are officers, directors, and/or employees of the Fund. These officers, directors, and employees are paid no compensation by the Fund.

3. Investments
During the period ended May 31, 1997, the Fund made purchases of $19,058,821 and sales of $10,386,954 of investment securities other than direct U.S. government securities and temporary cash investments.

At May 31, 1997, net unrealized appreciation for federal income tax purposes aggregated $143,125 of which $175,608 related to unrealized appreciation of securities and $32,483 related to unrealized depreciation of securities.

4. Capital Stock
Transactions in capital stock shares were as follows:

                                                               1/2/97*
                                                                 TO
                                                               5/31/97
                                                               -------
Shares sold:
   High-Yield Opportunities Fund A Class                       982,509
   High-Yield Opportunities Fund B Class                             -
   High-Yield Opportunities Fund C Class                             -
   High-Yield Opportunities Institutional Class                545,455

Shares issued upon reinvestment of dividends
   from net investment income:
   High-Yield Opportunities Fund A Class                        14,048
   High-Yield Opportunities Fund B Class                             -
   High-Yield Opportunities Fund C Class
   High-Yield Opportunities Institutional Class                  7,795
                                                             ---------
                                                             1,549,807
                                                             ---------
Shares repurchased:
   High-Yield Opportunities Fund A Class                             -
   High-Yield Opportunities Fund B Class                             -
   High-Yield Opportunities Fund C Class                             -
   High-Yield Opportunities Institutional Class                      -
                                                             ---------
                                                                     -
                                                             ---------

Net increase                                                 1,549,807
                                                             =========
----------------------
*Date of initial public offering.

5. Concentration of Credit Risk
The Fund invests in high-yield fixed income securities which carry ratings of BB or lower by Standard & Poors and/or Ba or lower by Moody's. Investments in these higher yielding securities may be accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 15% of its assets in illiquid securities which include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities. Securities that are exempt from registration under rule 144A have been denoted in the Statement of Net Assets. Of these securities, none have been determined to be illiquid.

                                     PART C

                                Other Information

Item 24.   Financial Statements and Exhibits

           (a)   Financial Statements:

                 Part A      -   Financial Highlights for Delchester Fund and
                                 Strategic Income Fund

                *Part B      -   Statement of Net Assets
                                 Statement of Assets and Liabilities
                                 Statement of Operations
                                 Statement of Changes in Net Assets
                                 Notes to Financial Statements
                                 Report of Independent Auditors

                *The financial statements and Report of Independent Auditors listed above relating to Delchester Fund are incorporated by reference into Part B from the Registrant's Annual Report for the fiscal year ended July 31, 1996. Unaudited financial statements relating to each Fund are incorporated by reference into Part B from the Registrant's Semi-Annual Reports for the period ended January 31, 1997. High-Yield Opportunities Fund commenced operations on January 2, 1997. Unaudited financial statements relating to High-Yield Opportunities Fund for the period ended May 31, 1997 are included in Part B.

           (b)   Exhibits:

                 (1)     Articles of Incorporation.
                         (a) Articles of Incorporation, as amended and supplemented through November 22, 1995, incorporated into this filing by reference to Post-Effective Amendment No. 52 filed November 22, 1995.

                         (b)  Executed Articles Supplementary (November 28,
                              1995) incorporated into this filing by reference to Post-Effective Amendment No. 53 filed July 17, 1996.

                         (c)  Executed Articles of Amendment (September 24,
                              1996) incorporated into this filing by reference to Post-Effective Amendment No. 55 filed October 17, 1996.

                         (d)  Executed Articles Supplementary (September 24,
                              1996) incorporated into this filing by reference to Post-Effective Amendment No. 55 filed October 17, 1996.

PART C - Other Information
(Continued)

                         (e)  Executed Articles Supplementary (December 27,
                              1996) incorporated into this filing by reference to Post-Effective Amendment No. 56 filed March 3, 1997.

                 (2) By-Laws. By-Laws, as amended to date, incorporated into this filing by reference to Post-Effective Amendment No. 52 filed November 22, 1995.

                 (3)     Voting Trust Agreement.  Inapplicable.

                 (4)     Copies of All Instruments Defining the Rights of
                         Holders.

                         (a) Articles of Incorporation, Articles of Amendment and Articles Supplementary.

                              (i) Article Second of Articles Supplementary (June 1, 1992 and April 29, 1995), Article Fifth of Articles of Incorporation (March 4, 1983) and Article Tenth of Articles of Amendment (May 2, 1985) incorporated into this filing by reference to Post-Effective Amendment No. 52 filed November 22, 1995.

                              (ii) Article Third of Articles Supplementary (November 28, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 53 filed July 17, 1996.

                              (iii) Article Fourth of Articles Supplementary (September, 24, 1996) incorporated into this filing by reference to Post-Effective Amendment No. 55 filed October 17, 1996.

                              (iv) Article Fourth of Articles Supplementary (December 27, 1996) incorporated into this filing by reference to Post-Effective Amendment No. 56 filed March 3, 1997.

                         (b)  By-Laws.  Article II, Article III, as amended, and
                              Article XIII, which was subsequently redesignated as Article XIV, incorporated into this filing by reference to Post-Effective Amendment No. 52 filed November 22, 1995.

PART C - Other Information
(Continued)

                 (5)     Investment Management Agreements.

                         (a)  Executed Investment Management Agreement (April 3,
                              1995) between Delaware Management Company, Inc. and the Registrant on behalf of Delchester Fund incorporated into this filing by reference to Post-Effective Amendment No. 52 filed November 22, 1995.

                         (b) Executed Investment Management Agreement (September 30, 1996) between Delaware Management Company, Inc. and the Registrant on behalf of Strategic Income Fund incorporated into this filing by reference to Post-Effective Amendment No. 55 filed October 17, 1996.

                         (c)  Executed Sub-Advisory Agreement (September 30,
                              1996) between Delaware Management Company, Inc. and Delaware International Advisers Ltd. with respect to Strategic Income Fund incorporated into this filing by reference to Post-Effective Amendment No. 55 filed October 17, 1996.

                         (d) Proposed Investment Management Agreement (1996) between Delaware Management Company, Inc. and the Registrant on behalf of High-Yield Opportunities Fund incorporated into this filing by reference to Post-Effective Amendment No. 55 filed October 17, 1996.

                 (6)     (a)  Distribution Agreements.

                              (i)    Executed Distribution Agreement (April 3,
                                     1995) between Delaware Distributors, L.P.
                                     and the Registrant on behalf of Delchester
                                     Fund incorporated into this filing by
                                     reference to Post-Effective Amendment No.
                                     53 filed July 17, 1996.

                               (ii) Executed Amendment No. 1 to Distribution Agreement (November 29, 1995) between Delaware Distributors, L.P. and the Registrant on behalf of Delchester Fund incorporated into this filing by reference to Post-Effective Amendment No. 53 filed July 17, 1996.

PART C - Other Information
(Continued)

                               (iii) Executed Distribution Agreement (September
                                     30, 1996) between Delaware Distributors,
                                     L.P. and the Registrant on behalf of
                                     Strategic Income Fund incorporated into
                                     this filing by reference to Post-Effective
                                     Amendment No. 55 filed October 17, 1996.

                               (iv)  Proposed Distribution Agreement (1996)
                                     between Delaware Distributors, L.P. and the Registrant on behalf of High-Yield Opportunities Fund (Module) incorporated into this filing by reference to Post-Effective Amendment No. 55 filed October 17, 1996.

                         (b) Administration and Service Agreement. Form of Administration and Service Agreement (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 52 filed November 22, 1995.

                         (c) Dealer's Agreement. Dealer's Agreement (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 52 filed November 22, 1995.

                         (d) Mutual Fund Agreement for the Delaware Group of Funds (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 53 filed July 17, 1996.

                 (7)     Bonus, Profit Sharing, Pension Contracts.

                         (a) Amended and Restated Profit Sharing Plan (November 17, 1994) incorporated into this filing by reference to Post-Effective Amendment No. 52 filed November 22, 1995.

                         (b)  Amendment to Profit Sharing Plan (December 21,
                              1995) incorporated into this filing by reference to Post-Effective Amendment No. 53 filed July 17, 1996.

                 (8)     Custodian Agreements.

                         (a) Executed Custodian Agreement (May 1, 1996) between The Chase Manhattan Bank and the Registrant on behalf of Delchester Fund incorporated into this filing by reference to Post-Effective Amendment No. 53 filed July 17, 1996.

PART C - Other Information
(Continued)

                         (b) Form of Securities Lending Agreement (1996) between The Chase Manhattan Bank and the Registrant on behalf of Delchester Fund incorporated into this filing by reference to Post-Effective Amendment No. 53 filed July 17, 1996.

                         (c)  Form of Custodian Agreement (1996) between
                              Bankers Trust Company and the Registrant on behalf of Strategic Income Fund incorporated into this filing by reference to Post-Effective Amendment No. 53 filed July 17, 1996.

                         (d) Form of Securities Lending Agreement (1996) between Bankers Trust Company and the Registrant on behalf of Strategic Income Fund incorporated into this filing by reference to Post-Effective Amendment No. 53 filed July 17, 1996.

                         (e) Form of Custodian Agreement (1996) between The Chase Manhattan Bank and the Registrant on behalf of High-Yield Opportunities Fund incorporated into this filing by reference to Post-Effective Amendment No. 55 filed October 17, 1996.

                         (f) Form of Securities Lending Agreement (1996) between The Chase Manhattan Bank and the Registrant on behalf of High-Yield Opportunities Fund incorporated into this filing by reference to Post-Effective Amendment No. 55 filed October 17, 1996.

                 (9)     Other Material Contracts.

                         (a) Executed Amended and Restated Shareholders Services Agreement (December 27, 1996) between Delaware Service Company, Inc. and the Registrant on behalf of Delchester Fund, Strategic Income Fund and High-Yield Opportunities Fund incorporated into this filing by reference to Post-Effective Amendment No. 56 filed March 3, 1997.

                         (b) Executed Delaware Group of Funds Fund Accounting Agreement between Delaware Service Company, Inc. and the Registrant (August 19, 1996) incorporated into this filing by reference to Post-Effective Amendment No. 54 filed September 27, 1996.

                              (i) Executed Amendment No. 5 (May 1, 1997) to Schedule A to Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

PART C - Other Information
(Continued)

                (10) Opinion of Counsel. Filed with letter relating to Rule 24f-2 on September 20, 1996.

                (11)     Consent of Auditors.  Attached as Exhibit.

             (12-13)     Inapplicable.

                (14) Model Plans. Incorporated into this filing by reference to Post-Effective Amendment No. 49 filed September 28, 1993 and Post-Effective Amendment No. 52 filed
                         November 22, 1995.

              **(15)     Plans under Rule 12b-1.

                         (a) Plan under Rule 12b-1 for Delchester Fund A Class (November 29, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 53 filed July 17, 1996.

                         (b) Plan under Rule 12b-1 for Delchester Fund B Class (November 29, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 53 filed July 17, 1996.

                         (c) Plan under Rule 12b-1 for Delchester Fund C Class (November 29, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 53 filed July 17, 1996.

                         (d) Plan under Rule 12b-1 for Strategic Income Fund A Class (September 30, 1996) incorporated into this filing by reference to Post-Effective Amendment No. 55 filed October 17, 1996.

                         (e) Plan under Rule 12b-1 for Strategic Income Fund B Class (September 30, 1996) incorporated into this filing by reference to Post-Effective Amendment No. 55 filed October 17, 1996.

                         (f) Plan under Rule 12b-1 for Strategic Income Fund C Class (September 30, 1996) incorporated into this filing by reference to Post-Effective Amendment No. 55 filed October 17, 1996.


** Relates to A, B and C Classes of Delchester Fund, Strategic Income Fund and High-Yield Opportunities Fund.

PART C - Other Information
(Continued)

                         (g)  Plan under Rule 12b-1 for High-Yield
                              Opportunities Fund A Class (December 27, 1996) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 55 filed October 17, 1996.

                         (h)  Plan under Rule 12b-1 for High-Yield
                              Opportunities Fund B Class (December 27, 1996) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 55 filed October 17, 1996.

                         (i)  Plan under Rule 12b-1 for High-Yield
                              Opportunities Fund C Class (December 27, 1996) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 55 filed October 17, 1996.

                (16)     Schedules of Computation for each Performance
                         Quotation.

                         (a) Incorporated into this filing by reference to Post-Effective Amendment No. 52 filed November 22, 1995, Post-Effective Amendment No. 54 filed September 27, 1996 and Post-Effective Amendment No. 56 filed March 3, 1997.

                         (b) Schedules of Computation for each Performance Quotation for periods not previously electronically filed attached as Exhibit.

                (17)     Financial Data Schedules.

                         (a) Incorporated into this filing by reference to Post-Effective Amendment No. 54 filed September 27, 1996 and Post-Effective Amendment No. 56 filed March 3, 1997.

                         (b) Financial Data Schedules for the period ended January 31, 1997 for Delchester Fund attached as Exhibit.

                         (c) Financial Data Schedules for the period ended May 31, 1997 for High-Yield Opportunities Fund attached as Exhibit.

PART C - Other Information
(Continued)

             ***(18)     Plan under Rule 18f-3.

                         (a) Plan under Rule 18f-3 (November 29, 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 55 filed October 17, 1996.

                         (b) Amended Appendix A (September 30, 1996) to Plan under Rule 18f-3 incorporated into this filing by reference to Post-Effective Amendment No. 55 filed October 17, 1996.

                (19)     Other:    Directors' Power of Attorney.

                         (a) Incorporated into this filing by reference to Post-Effective Amendment No. 52 filed November 22, 1995.

                         (b) Power of Attorney for Thomas F. Madison and Jeffrey J. Nick attached as Exhibit.

***Relates to Strategic Income Fund.


Item 25.   Persons Controlled by or under Common Control with Registrant. None.

PART C - Other Information
(Continued)

Item 26.   Number of Holders of Securities.

             (1)                                        (2)

                                                    Number of
       Title of Class                               Record Holders
       --------------                               --------------
       Delaware Group Income Funds, Inc.
       Delchester Fund series:

       Delchester Fund A Class
       Common Stock Par Value                       44,546 Accounts as of
       $1.00 Per Share                              May 31, 1997

       Delchester Fund B Class
       Common Stock Par Value                       9,435 Accounts as of
       $1.00 Per Share                              May 31, 1997

       Delchester Fund C Class
       Common Stock Par Value                       602 Accounts as of
       $1.00 Per Share                              May 31, 1997

       Delchester Fund Institutional Class
       Common Stock Par Value                       36 Accounts as of
       $1.00 Per Share                              May 31, 1997

       Delaware Group Income Funds, Inc.
       Strategic Income Fund series:

       Strategic Income Fund A Class
       Common Stock Par Value                       368 Accounts as of
       $1.00 Per Share                              May 31, 1997

       Strategic Income Fund B Class
       Common Stock Par Value                       316 Accounts as of
       $1.00 Per Share                              May 31, 1997

       Strategic Income Fund C Class
       Common Stock Par Value                       54 Accounts as of
       $1.00 Per Share                              May 31, 1997

PART C - Other Information
(Continued)

             (1)                                        (2)

                                                    Number of
       Title of Class                               Record Holders
       --------------                               --------------
       Strategic Income Fund Institutional Class
       Common Stock Par Value                       9 Accounts as of
       $1.00 Per Share                              May 31, 1997

       Delaware Group Income Funds, Inc.
       High-Yield Opportunities Fund series:

       High-Yield Opportunities Fund A Class
       Common Stock Par Value                       7 Accounts as of
       $1.00 Per Share                              May 31, 1997

       High-Yield Opportunities Fund B Class
       Common Stock Par Value                       0 Accounts as of
       $1.00 Per Share                              May 31, 1997

       High-Yield Opportunities Fund C Class
       Common Stock Par Value                       0 Accounts as of
       $1.00 Per Share                              May 31, 1997

       High-Yield Opportunities Fund
       Institutional Class
       Common Stock Par Value                       2 Accounts as of
       $1.00 Per Share                              May 31, 1997

Item 27. Indemnification. Incorporated into this filing by reference to Post-Effective Amendment No. 30 filed July 28, 1983 and Article VII of the By-Laws, as amended, incorporated into this filing by reference to Post-Effective Amendment No. 52 filed November 22, 1995.

PART C - Other Information
(Continued)

Item 28.   Business and Other Connections of Investment Adviser.

       Delaware Management Company, Inc. (the "Manager") serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Group (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Trend Fund, Inc., Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Government Fund, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Inc., DMC Tax-Free Income Trust-Pennsylvania, Delaware Group Tax-Free Money Fund, Inc., Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Voyageur Tax-Free Funds, Inc., Voyageur Intermediate Tax-Free Funds, Inc., Voyageur Insured Funds, Inc., Voyageur Funds, Inc., Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Inc., Voyageur Mutual Funds II, Inc., Voyageur Mutual Funds III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.) and provides investment advisory services to institutional accounts, primarily retirement plans and endowment funds. In addition, certain directors of the Manager also serve as directors/trustees of the other Delaware Group funds, and certain officers are also officers of these other funds. A company owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Group (see Item 29 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Group.

PART C - Other Information
(Continued)

       The following persons serving as directors or officers of the Manager have held the following positions during the past two years:

Name and Principle            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
------------------            -----------------------------------------------
Wayne A. Stork                Chairman of the Board, President, Chief Executive Officer, Chief
                              Investment Officer and Director of Delaware Management Company,
                              Inc.; President, Chief Executive Officer, Chairman of the Board and
                              Director of the Registrant, each of the other funds in the Delaware
                              Group, Delaware Management Holdings, Inc., DMH Corp., Delaware
                              International Holdings Ltd. and Founders Holdings, Inc.; Chairman of
                              the Board and Director of Delaware Distributors, Inc. and Delaware
                              Capital Management, Inc.; Chairman, Chief Executive Officer and
                              Director of Delaware International Advisers Ltd.; and Director of
                              Delaware Service Company, Inc. and Delaware Investment &
                              Retirement Services, Inc.

Richard G. Unruh, Jr.         Executive Vice President and Director of Delaware Management
                              Company, Inc.; Executive Vice President of the Registrant and each of the other funds in the Delaware Group; Senior Vice President of
                              Delaware Management Holdings, Inc. and Delaware Capital Management,
                              Inc; and Director of Delaware International Advisers Ltd.

                              Board of Directors, Chairman of Finance Committee, Keystone Insurance
                              Company since 1989, 2040 Market Street, Philadelphia, PA; Board of
                              Directors, Chairman of Finance Committee, AAA Mid Atlantic,  Inc.
                              since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors,
                              Metron, Inc. since 1995, 1911 Freedom Drive, Reston, VA.

Paul E. Suckow                Executive Vice President/Chief Investment Officer, Fixed Income of
                              Delaware Management Company, Inc., the Registrant and each of the other funds in the Delaware Group; Executive Vice President and
                              Director of Founders Holdings, Inc.; Senior Vice President/Chief
                              Investment Officer, Fixed Income of Delaware Management Holdings,
                              Inc.; Senior Vice President of Delaware Capital Management, Inc.; and
                              Director of Founders CBO Corporation.

                              Director, HYPPCO Finance Company Ltd.

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principle            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
------------------            -----------------------------------------------
David K. Downes               Executive Vice President, Chief Operating Officer, Chief
                              Financial Officer and Director of Delaware Management Company,
                              Inc., DMH Corp, Delaware Distributors, Inc., Founders Holdings, Inc.
                              and Delaware International Holdings Ltd.; Executive Vice President,
                              Chief Operating Officer and Chief Financial Officer of the Registrant
                              and each of the other funds in the Delaware Group, Delaware
                              Management Holdings, Inc., Founders CBO Corporation and Delaware
                              Capital Management, Inc.; Chairman and Director of Delaware
                              Management Trust Company; President, Chief Executive Officer, Chief
                              Financial Officer and Director of Delaware Service Company, Inc.;
                              Chairman and Director of Delaware Investment & Retirement Services,
                              Inc.;  Director of Delaware International Advisers Ltd.; and Senior Vice
                              President, Chief Administrative Officer and Chief Financial Officer of
                              Delaware Distributors, L.P.

                              Chief Executive Officer and Director of Forewarn, Inc. since 1993,
                              8 Clayton Place, Newtown Square, PA.

George M.                     Senior Vice President, Secretary and Director of Delaware
Chamberlain, Jr.              Management Company, Inc., DMH Corp., Delaware Distributors, Inc.,
                              Delaware Service Company, Inc., Founders Holdings, Inc., Delaware Capital
                              Management, Inc. and Delaware Investment & Retirement Services, Inc.;
                              Senior Vice President and Secretary of the Registrant, each of the other funds in the Delaware Group, Delaware Distributors, L.P. and
                              Delaware Management Holdings, Inc.; Executive Vice  President, Secretary
                              and Director of Delaware Management Trust Company; Secretary and Director
                              of Delaware International Holdings Ltd.; and  Director of Delaware
                              International Advisers Ltd.

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principle            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
------------------            -----------------------------------------------
Richard J. Flannery           Senior Vice President/Corporate and International Affairs of Delaware
                              Management Holdings, Inc., DMH Corp., Delaware Management
                              Company, Inc., Delaware Distributors, Inc., Delaware Distributors,
                              L.P., Delaware Management Trust Company and Delaware Capital
                              Management, Inc.; Managing Director/Corporate & Tax Affairs of
                              Delaware Service Company, Inc. and Delaware Investment &
                              Retirement Services, Inc.; Vice President of the Registrant and each of the other funds in the Delaware Group; Senior Vice President/
                              Corporate and International Affairs and Director of Founders
                              Holdings, Inc. and Delaware International Holdings Ltd.; Senior Vice
                              President of Founders CBO Corporation; and Director of Delaware
                              International Advisers Ltd.

                              Director, HYPPCO Finance Company Ltd.

                              Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd.,
                              Elverton, PA; Director and Member of Executive Committee of
                              Stonewall Links, Inc. since 1991, Bulltown Rd., Elverton, PA.

Michael P. Bishof(1)          Senior Vice President of Delaware Management Company, Inc. and
                              Delaware Distributors, Inc.; Vice President and Treasurer of the
                              Registrant, each of the other funds in the Delaware Group, Delaware
                              Distributors, L.P., Delaware Service Company, Inc. and Founders
                              Holdings, Inc.; Assistant Treasurer of Founders CBO Corporation;
                              and Vice President and Manager of Investment Accounting of
                              Delaware International Holdings Ltd.

Eric E. Miller                Vice President and Assistant Secretary of Delaware Management
                              Company, Inc., the Registrant, each of the other funds in the Delaware
                              Group, Delaware Management Holdings, Inc., DMH Corp., Delaware
                              Distributors, L.P., Delaware Distributors Inc., Delaware Service
                              Company, Inc., Delaware Management Trust Company, Founders
                              Holdings, Inc., Delaware Capital Management, Inc. and Delaware
                              Investment & Retirement Services, Inc.

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principle            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
------------------            -----------------------------------------------
Richelle S. Maestro           Vice President and Assistant Secretary of Delaware Management
                              Company, Inc., the Registrant, each of the other funds in the Delaware
                              Group, Delaware Management Holdings, Inc., Delaware Distributors,
                              L.P., Delaware Distributors, Inc., Delaware Service Company, Inc.,
                              DMH Corp., Delaware Management Trust Company, Delaware
                              Capital Management, Inc., Delaware Investment & Retirement
                              Services, Inc. and Founders Holdings, Inc.; Secretary of Founders
                              CBO Corporation; and Assistant Secretary of Delaware International
                              Holdings Ltd.

                              Partner of Tri-R Associates since 1989, 10001
                              Sandmeyer Lane, Philadelphia, PA.

Joseph H. Hastings            Senior Vice President/Corporate Controller and Treasurer of
                              Delaware Management Holdings, Inc., DMH Corp. and Delaware
                              Management Company, Inc.; Senior Vice President and Treasurer of
                              Delaware Distributors, Inc.; Senior Vice President/Corporate
                              Controller of Founders Holdings, Inc.; Vice President and Treasurer
                              of Delaware Capital Management, Inc.; Vice President/Corporate
                              Controller of the Registrant, each of the other funds in the Delaware
                              Group, Delaware Distributors, L.P., Delaware Service Company, Inc.,
                              and Delaware International Holdings Ltd.; Executive Vice President,
                              Chief Financial Officer and Treasurer of Delaware Management Trust
                              Company; Chief Financial Officer and Treasurer of Delaware
                              Investment & Retirement Services, Inc.; and Assistant Treasurer of
                              Founders CBO Corporation.

Richard Salus(2)              Vice President/Assistant Controller of Delaware Management
                              Company, Inc.; and Vice President of Delaware Management Trust
                              Company.

Bruce A. Ulmer                Vice President/Director of Internal Audit of Delaware
                              Management Company, Inc., the Registrant, each of the other funds in the Delaware Group, Delaware Management Holdings,  Inc., DMH Corp.
                              and Delaware Management Trust Company; and Vice President/Internal
                              Audit of Delaware Investment & Retirement Services, Inc.

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principle            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
------------------            -----------------------------------------------
Steven T. Lampe(3)              Vice President/Taxation of Delaware Management Company, Inc., the
                                Registrant, each of the other funds in the Delaware Group, Delaware
                                Management Holdings, Inc., DMH Corp., Delaware Distributors,
                                L.P., Delaware Distributors, Inc., Delaware Service Company, Inc.,
                                Delaware Management Trust Company, Founders Holdings, Inc.,
                                Founders CBO Corporation, Delaware Capital Management, Inc. and
                                Delaware Investment & Retirement Services, Inc.

Lisa O. Brinkley                Vice President/Compliance of Delaware Management Company, Inc.,
                                the Registrant, each of the other funds in the Delaware Group, DMH
                                Corp., Delaware Distributors, L.P., Delaware Distributors, Inc.,
                                Delaware Service Company, Inc., Delaware Management Trust
                                Company, Delaware Capital Management, Inc. and Delaware
                                Investment & Retirement Services, Inc.

Rosemary E. Milner              Vice President/Legal of Delaware Management Company, Inc., the
                                Registrant, each of the other funds in the Delaware Group, Delaware
                                Distributors, L.P. and Delaware Distributors, Inc.

Douglas L. Anderson             Vice President/Operations of Delaware Management Company, Inc.,
                                Delaware Investment and Retirement Services, Inc. and Delaware
                                Service Company, Inc.; and Vice President/Operations and Director of
                                Delaware Management Trust Company.

Michael T. Taggart              Senior Vice President/Facilities Management and Administrative
                                Services of Delaware Management Company, Inc.

Gerald T. Nichols               Vice President/Senior Portfolio Manager of Delaware
                                Management Company, Inc., the Registrant, each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Group;
                                Vice President of Founders Holdings, Inc.; and Treasurer, Assistant
                                Secretary and Director of Founders CBO Corporation.

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principle            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
------------------            -----------------------------------------------
Paul A. Matlack               Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                              the Registrant, each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Group; Vice President of Founders
                              Holdings, Inc.; and President and Director of Founders CBO Corporation.

Gary A. Reed                  Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                              the Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware Group and Delaware Capital Management, Inc.

Patrick P. Coyne              Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                              the Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware Group and Delaware Capital Management, Inc.

Roger A. Early                Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                              the Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware Group.

Mitchell L. Conery(4)         Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                              the Registrant and each of the tax-exempt and fixed income funds in the
                              Delaware Group.

George H. Burwell             Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.
                              and each of the equity funds in the Delaware Group.

John B. Fields                Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                              each of the equity funds in the Delaware Group and Delaware Capital
                              Management, Inc.

Paul Grillo                   Vice President/Portfolio Manager of Delaware Management Company, Inc., the
                              Registrant and each of the tax-exempt and fixed income funds in the Delaware
                              Group.

Babak Zenouzi                 Vice President/Portfolio Manager of the Registrant, each of the equity funds and the closed-end funds in the Delaware Group.

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principle            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
------------------            -----------------------------------------------
Gerald S. Frey(5)             Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.
                              and each of the equity funds in the Delaware Group.


1        VICE PRESIDENT/GLOBAL INVESTMENT MANAGEMENT OPERATIONS, Bankers Trust and VICE PRESIDENT,
         CS First Boston Investment Management prior to June 1995.
2        SENIOR MANAGER, Ernst & Young LLP prior to December 1996.
3        TAX MANAGER, Price Waterhouse prior to October 1995.
4        INVESTMENT OFFICER, Travelers Insurance prior to January 1997.
5        SENIOR DIRECTOR, Morgan Grenfell Capital Management prior to June 1996.

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

         Delaware International Advisers Ltd. ("Delaware International") serves as sub-investment adviser to Strategic Income Fund of the Registrant and also serves as investment manager or sub-investment adviser to certain of the other funds in the Delaware Group (Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc. and Delaware Group Premium Fund, Inc.) and other institutional accounts.

         Information regarding the officers and directors of Delaware International and the positions they have held with the Registrant during the past two fiscal years is provided below.

PART C - Other Information
(Continued)

Name and Principal          Positions and Offices with Delaware International Advisers Ltd.
Business Address            and its Affiliates and Other Positions and Offices Held
------------------          ---------------------------------------------------------------
*Wayne A. Stork             Chairman, Chief Executive Officer and Director of Delaware
                            International Advisers Ltd.; Chairman of the Board, President,
                            Chief Executive Officer, Chief Investment Officer and Director of
                            Delaware Management Company, Inc.; President, Chief Executive
                            Officer, Chairman of the Board and Director of the Registrant, each of the other funds in the Delaware Group, Delaware Management
                            Holdings, Inc., DMH Corp., Delaware International Holdings Ltd.
                            and Founders Holdings, Inc.; Chairman of the Board and Director
                            of Delaware Distributors, Inc. and Delaware Capital Management,
                            Inc.; and Director of Delaware Service Company, Inc. and
                            Delaware Investment & Retirement Services, Inc.

**G. Roger H. Kitson        Vice Chairman and Director of Delaware International Advisers Ltd.

**David G. Tilles           Managing Director, Chief Investment Officer and Director of
                            Delaware International Advisers Ltd.

**John Emberson             Secretary, Compliance Officer, Finance Director and Director of
                            Delaware International Advisers Ltd.



* Business address of each is 1818 Market Street, Philadelphia, PA 19103. ** Business address of each is Veritas House, 125 Finsbury Pavement, London,
   England EC2A 1NQ.

PART C - Other Information
(Continued)

Name and Principal          Positions and Offices with Delaware International Advisers Ltd.
Business Address            and its Affiliates and Other Positions and Offices Held
------------------          ---------------------------------------------------------------
*David K. Downes            Director of Delaware International Advisers Ltd.; Executive Vice
                            President, Chief Operating Officer, Chief Financial Officer and
                            Director of Delaware Management Company, Inc., DMH Corp,
                            Delaware Distributors, Inc., Founders Holdings, Inc. and Delaware
                            International Holdings Ltd.; Executive Vice President, Chief
                            Operating Officer and Chief Financial Officer of the Registrant and
                            each of the other funds in the Delaware Group, Delaware
                            Management Holdings, Inc., Founders CBO Corporation and
                            Delaware Capital Management, Inc.; Chairman and Director of
                            Delaware Management Trust Company; President, Chief Executive
                            Officer, Chief Financial Officer and Director of Delaware Service
                            Company, Inc.; Chairman and Director of Delaware Investment &
                            Retirement Services, Inc.; and Senior Vice President, Chief
                            Administrative Officer and Chief Financial Officer of Delaware
                            Distributors, L.P.

                            Chief Executive Officer and Director of Forewarn, Inc. since 1993,
                            8 Clayton Place, Newtown Square, PA.

*Richard G. Unruh, Jr.      Director of Delaware International Advisers Ltd.; Executive Vice
                            President and Director of Delaware Management Company, Inc.;
                            Executive Vice President of the Registrant and each of the other funds in the Delaware Group; and Senior Vice President of
                            Delaware Management Holdings, Inc. and Delaware Capital
                            Management, Inc.

                            Board of Directors, Chairman of Finance Committee, Keystone Insurance
                            Company since 1989, 2040 Market Street, Philadelphia, PA;
                            Board of Directors, Chairman of Finance Committee, Mid Atlantic, Inc.
                            since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors,
                            Metron, Inc. since 1995, 11911 Freedom Drive, Reston, VA.

* Business address of each is 1818 Market Street, Philadelphia, PA 19103. ** Business address of each is Veritas House, 125 Finsbury Pavement, London,
    England EC2A 1NQ.

PART C - Other Information
(Continued)

Name and Principal          Positions and Offices with Delaware International Advisers Ltd.
Business Address            and its Affiliates and Other Positions and Offices Held
------------------          ---------------------------------------------------------------
*Richard J. Flannery        Director of Delaware International Advisers Ltd.; Senior Vice
                            President/Corporate and International Affairs of Delaware
                            Management Holdings, Inc., DMH Corp., Delaware Management
                            Company, Inc., Delaware Distributors, Inc., Delaware Distributors,
                            L.P., Delaware Management Trust Company and Delaware Capital
                            Management, Inc.; Managing Director/Corporate & Tax Affairs of
                            Delaware Service Company, Inc. and Delaware Investment &
                            Retirement Services, Inc.; Vice President of the Registrant and each of the other funds in the Delaware Group; Senior Vice President/
                            Corporate and International Affairs and Director of Founders
                            Holdings, Inc. and Delaware International Holdings Ltd.; and
                            Senior Vice President of Founders CBO Corporation.

                            Director of HYPPCO Finance Company, Ltd.

                            Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd.,
                            Elverton, PA; Director and Member of Executive Committee of
                            Stonewall Links, Inc. since 1991, Bulltown Rd., Elverton, PA.

*John C. E. Campbell        Director of Delaware International Advisers Ltd.

*George M. Chamberlain, Jr. Director of Delaware International Advisers Ltd.; Senior Vice
                            President, Secretary and Director of Delaware Management Company, Inc.,
                            DMH Corp., Delaware Distributors, Inc., Delaware Service Company, Inc.,
                            Founders Holdings, Inc., Delaware Capital Management, Inc. and
                            Delaware Investment & Retirement Services, Inc.; Senior Vice President
                            and Secretary of the Registrant, each of the other funds in the
                            Delaware Group, Delaware Distributors, L.P. and Delaware Management
                            Holdings, Inc.; Executive Vice President, Secretary and Director of
                            Delaware Management Trust Company; and Secretary and Director of
                            Delaware International Holdings Ltd.

*George E. Deming           Director of Delaware International Advisers Ltd.

*    Business address of each is 1818 Market Street, Philadelphia, PA 19103.
** Business address of each is Veritas House, 125 Finsbury Pavement, London, England EC2A 1NQ.

PART C - Other Information
(Continued)

Name and Principle          Positions and Offices with the Manager and its
Business Address *          Affiliates and Other Positions and Offices Held
------------------          -----------------------------------------------
**Timothy W. Sanderson      Senior Portfolio Manager, Deputy Compliance Officer, Director
                            Equity Research and Director of Delaware International Advisers
                            Ltd.

**Clive A. Gillmore         Senior Portfolio Manager, Director U.S. Mutual Fund Liaison and
                            Director of Delaware International Advisers Ltd.

**Hamish O. Parker          Senior Portfolio Manager, Director U.S. Marketing Liaison and
                            Director of Delaware International Advisers Ltd.

**Ian G. Sims               Senior Portfolio Manager, Deputy Managing Director and Director
                            of Delaware International Advisers Ltd.

**Nigel G. May              Senior Portfolio Manager and Director of Delaware International
                            Advisers Ltd.

**Elizabeth A. Desmond      Senior Portfolio Manager and Director of Delaware International
                            Advisers Ltd.

**Gavin A. Hall             Senior Portfolio Manager of Delaware International Advisers Ltd.

**Robert Akester            Senior Portfolio Manager of Delaware International Advisers Ltd.

**Hywel Morgan              Senior Portfolio Manager of Delaware International Advisers Ltd.

*    Business address of each is 1818 Market Street, Philadelphia, PA 19103.
** Business address of each is Veritas House, 125 Finsbury Pavement, London England EC2A 1NQ.

PART C - Other Information
(Continued)

Item 29.   Principal Underwriters.

           (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Group.

           (b) Information with respect to each director, officer or partner of principal underwriter:

Name and Principal                  Positions and Offices                        Positions and Offices
Business Address *                  with Underwriter                             with Registrant
------------------                  ---------------------                        ---------------------
Delaware Distributors, Inc.         General Partner                              None

Delaware Management
Company, Inc.                       Limited Partner                              Investment Manager

Delaware Capital
Management, Inc.                    Limited Partner                              None

Bruce D. Barton                     President and CEO                            None

David K. Downes                     Senior Vice President,                       Executive Vice
                                    Chief Administrative Officer                 President/Chief
                                    and Chief Financial Officer                  Operating Officer/
                                                                                 Chief Financial Officer

George M. Chamberlain, Jr.          Senior Vice President/                       Senior Vice President/
                                    Secretary                                    Secretary

Terry Cunningham                    Senior Vice President/                       None
                                    National Sales Director

Thomas E. Sawyer                    Senior Vice President/                       None
                                    National Sales Director

Dana B. Hall                        Senior Vice President/                       None
                                    Key Accounts

William F. Hostler                  Senior Vice President/                       None
                                    Marketing Services

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principle                  Positions and Offices                        Positions and Offices
Business Address *                  with Underwriter                             with Registrant
------------------                  ---------------------                        ---------------------
J. Chris Meyer                      Senior Vice President/                       None
                                    Product Development

Stephen H. Slack                    Senior Vice President/Wholesaler             None

Richard J. Flannery                 Senior Vice President/Corporate              Vice President
                                    and International Affairs

Henry W. Orvin                      Senior Vice President/Eastern                None
                                    Division Sales Manager - Wire/
                                    Regional Channel

Eric E. Miller                      Vice President/                              Vice President/
                                    Assistant Secretary                          Assistant Secretary

Richelle S. Maestro                 Vice President/                              Vice President/
                                    Assistant Secretary                          Assistant Secretary

Michael P. Bishof                   Vice President/Treasurer                     Vice President/Treasurer

Steven T. Lampe                     Vice President/Taxation                      Vice President/Taxation

Joseph H. Hastings                  Vice President/                              Vice President/
                                    Corporate Controller                         Corporate Controller

Lisa O. Brinkley                    Vice President/                              Vice President/
                                    Compliance                                   Compliance

Rosemary E. Milner                  Vice President/Legal                         Vice President/Legal

Daniel H. Carlson                   Vice President/Marketing                     None

Joseph M. Barrett                   Vice President/
                                    Media Relations                              None

Diane M. Anderson                   Vice President/                              None
                                    Retirement Services

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                  Positions and Offices                        Positions and Offices
Business Address *                  with Underwriter                             with Registrant
------------------                  ---------------------                        ---------------------
Denise F. Guerriere                 Vice President/Client Services               None

Julia R. Vander Els                 Vice President/Client Services               None

Jerome J. Alrutz                    Vice President/                              None
                                    Client Services

Joanne A. Mettenheimer              Vice President/                              None
                                    National Accounts

Gregory J. McMillan                 Vice President/                              None
                                    National Accounts

Christopher H. Price                Vice President/Annuity                       None
                                    Marketing & Administration

Stephen J. DeAngelis                Vice President/Product                       None
                                    Development

Susan T. Friestedt                  Vice President/Customer                      None
                                    Service

Dinah J. Huntoon                    Vice President/Product                       None
                                    Management

Soohee Lee                          Vice President/Fixed Income                  None
                                    Product Management

Ellen M. Krott                      Vice President/Communications                None

Holly W. Reimel                     Vice President/Telemarketing                 None

Terrence L. Bussard                 Vice President/Wholesaler                    None

William S. Carroll                  Vice President/Wholesaler                    None

William L. Castetter                Vice President/Wholesaler                    None

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                  Positions and Offices                        Positions and Offices
Business Address *                  with Underwriter                             with Registrant
------------------                  ---------------------                        ---------------------
Thomas J. Chadie                    Vice President/Wholesaler                    None

Thomas C. Gallagher                 Vice President/Wholesaler                    None

Douglas R. Glennon                  Vice President/Wholesaler                    None

Christopher L. Johnston             Vice President/Wholesaler                    None

Thomas P. Kennett                   Vice President/ Wholesaler                   None

William M. Kimbrough                Vice President/Wholesaler                    None

Debra Afra Marler                   Vice President/Wholesaler                    None

Mac McAuliffe                       Vice President/Wholesaler                    None

Patrick L. Murphy                   Vice President/Wholesaler                    None

Philip G. Rickards                  Vice President/Wholesaler                    None

Laura E. Roman                      Vice President/Wholesaler                    None

Michael W. Rose                     Vice President/Wholesaler                    None

Linda Schulz                        Vice President/Wholesaler                    None

Edward B. Sheridan                  Vice President/Wholesaler                    None

Robert E. Stansbury                 Vice President/Wholesaler                    None

Larry D. Stone                      Vice President/Wholesaler                    None

John A. Wells                       Vice President/Marketing                     None
                                    Technology

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

           (c)  Not Applicable.

PART C - Other Information
(Continued)

Item 30.   Location of Accounts and Records.

           All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103 and in London at Veritas House, 125 Finsbury Pavement, London, England EC2A 1NQ.

Item 31.   Management Services.  None.

Item 32.   Undertakings.

           (a)  Not applicable.

           (b)  Not applicable.

           (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's annual report to shareholders, upon request and without charge.

           (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 27th day of June, 1997.

                                  DELAWARE GROUP INCOME FUNDS, INC.



                                  By /s/Wayne A. Stork
                                     -------------------------------------------
                                     Wayne A. Stork
                                     Chairman of the Board, President,
                                     Chief Executive Officer and Director

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

        Signature                                 Title                                  Date
----------------------------         ------------------------------------------     --------------
/s/Wayne A. Stork                    Chairman of the Board, President,
----------------------------         Chief Executive Officer and Director            June 27, 1997
Wayne A. Stork

                                     Executive Vice President/Chief Operating
/s/David K. Downes                   Officer/Chief Financial Officer
----------------------------         (Principal Financial Officer and Principal
David K. Downes                      Accounting Officer)                             June 27, 1997

/s/Walter P. Babich        *
----------------------------         Director                                        June 27, 1997
Walter P. Babich

/s/Anthony D. Knerr        *
----------------------------         Director                                        June 27, 1997
Anthony D. Knerr

/s/Ann R. Leven            *
----------------------------         Director                                        June 27, 1997
Ann R. Leven

/s/W. Thacher Longstreth   *
----------------------------         Director                                        June 27, 1997
W. Thacher Longstreth

/s/Thomas F. Madison       *
----------------------------         Director                                        June 27, 1997
Thomas F. Madison

/s/Jeffrey J. Nick         *
----------------------------         Director                                        June 27, 1997
Jeffrey J. Nick

/s/Charles E. Peck         *
----------------------------         Director                                        June 27, 1997
Charles E. Peck

                                    *By /s/Wayne A. Stork
                                        -----------------------------
                                        Wayne A. Stork
                                        as Attorney-in-Fact for
                                        each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits

                                       to

                                    Form N-1A
















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS

Exhibit No.        Exhibit
-----------        -------

EX-99.B9BV         Executed Amendment No. 5 (May 1, 1997) to Schedule A to
                   Delaware Group of Funds Fund Accounting Agreement

EX-99.B11          Consent of Independent Auditors

EX-99.B16B         Schedules of Computation for each Performance Quotation for periods not previously electronically filed

EX-27              Financial Data Schedules

EX-99.B19B         Powers of Attorney for Thomas F. Madison and Jeffrey J. Nick